Organization and Description of Business - Schedule of Financial Statements (Details)	12 Months Ended
	Dec. 31, 2025
ReTo Global Holdings (“ReTo Global”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands	[1]
Ownership Percentage	100.00%
New REIT International Co., Limited (“New REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Sunoro Holdings Limited (“Sunoro Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Beijing ReTo Hengda Technology Co., Ltd. (“ReTo Hengda”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China	[2],[3]
Ownership Percentage	100.00%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yunnan, China
Ownership Percentage	100.00%
Zhangjiakou ReTo Intelligent Equipment Manufacturing Co., Ltd. (“Zhangjiakou ReTo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hebei, China	[4]
Ownership Percentage	100.00%
Beijing ReTo Hengye Technology Co., Ltd. (“ReTo Hengye”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China	[2],[3]
Ownership Percentage	100.00%
Beijing ReTo Xincheng Technology Co., Ltd. (“ReTo Xincheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China	[5]
Ownership Percentage	100.00%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
MeinMalze Bier Holdings Limited (“MMB”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	51.00%
MeinMalze Bier Global Limited (“MMB HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Shenzhen Dirong Century Big Data Technology Co., Ltd. (“Dirong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Shenzhen, China
Ownership Percentage	100.00%
Shenzhen MeinMalzeBier Catering Management Co., Ltd. (“Shenzhen MMB”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Shenzhen, China
Ownership Percentage	100.00%

[1]	On August 1, 2025, the Company registered a new subsidiary in British Virgin Islands, ReTo Global Holdings.
[2]	On April 10, 2025, Sunoro Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.”
[3]	On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”
[4]	On October 16, 2025, the Company registered a new subsidiary in Hebei, China, Zhangjiakou ReTo Intelligent Equipment Manufacturing Co., Ltd.
[5]	On November 17, 2025, the Company registered a new subsidiary in Beijing, China, Beijing ReTo Xincheng Technology Co., Ltd.